CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Predecessor Total equity attributable to equity holders of parents CNY (¥) shares	Predecessor Limited partnership interests CNY (¥) shares	Predecessor Foreign currency translation reserves CNY (¥)	Predecessor Accumulated deficit CNY (¥)	Predecessor Non-controlling interests CNY (¥)	Predecessor Capital surplus CNY (¥)	Predecessor CNY (¥) shares	Total equity attributable to equity holders of parents CNY (¥)	Ordinary shares CNY (¥) shares	Limited partnership interests CNY (¥) shares	Foreign currency translation reserves CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	Capital surplus CNY (¥) shares	USD ($) shares	CNY (¥) shares
Equity at beginning of period at Dec. 31, 2016	¥ 3,373,271			¥ (279,396)			¥ 3,373,271			¥ 148,557	¥ 74,564				¥ 3,429,546
Equity shares outstanding at beginning of period (in shares) at Dec. 31, 2016 | shares		24,147,080
(Loss)/income for the period	13,159			13,159	¥ (11,568)		1,591
Exchange differences related to foreign operations	(4,008)						(4,008)				(4,008)
Total comprehensive loss for the period	9,151			13,159	(11,568)		(2,417)				(4,008)
Capital contributions from a non-controlling shareholder					67,232		67,232
Exercise of share-based compensation (Note 22)	¥ 22,850						¥ 22,850								¥ 22,850
Exercise of employee options (Note 22) ( in shares) | shares	6,125,000	165,422					6,125,000			1,081,000					5,044,000
Equity at end of period at Dec. 31, 2017	¥ 3,411,397			(266,237)	55,664		¥ 3,467,061			¥ 149,638	70,556				¥ 3,457,440
Equity shares outstanding at end of period (in shares) at Dec. 31, 2017 | shares		24,312,502
Limited Partnership Capital at Dec. 31, 2017								¥ 3,411,397		¥ 149,638	70,556	¥ (266,237)	$ 55,664		3,457,440	$ 3,467,061
Limited Partnership Units Outstanding at Dec. 31, 2017 | shares										24,312,502
(Loss)/income for the period							(154,046)	(129,998)				(129,998)	(24,048)			(154,046)	¥ (154,046)
Exchange differences related to foreign operations							24,270	24,270			24,270					24,270
Liquidation of a foreign operation								(26,429)			(26,429)					(26,429)	¥ 26,429
Total comprehensive loss for the period							(156,205)	(132,157)			(2,159)	(129,998)	(24,048)			(156,205)
Recognition of share-based compensation expenses (Notes 6, 22)								18,418							18,418	18,418
Exercise of share-based compensation (Note 22)								10,374		¥ 912					9,462	10,374
Exercise of share-based compensation (Note 22) (in units) | shares										132,360
Equity at end of period at Dec. 31, 2018	3,308,032		¥ 68,397	(396,235)	31,616	¥ 3,485,320	3,339,648
Limited Partnership Capital at Dec. 31, 2018		¥ 150,550					150,550	3,308,032		¥ 150,550	68,397	(396,235)	31,616		3,485,320	$ 3,339,648
Limited Partnership Units Outstanding at Dec. 31, 2018 | shares		24,444,862								24,444,862						24,444,862	24,444,862
(Loss)/income for the period	(200,441)			(200,441)	(27,937)		(228,378)
Exchange differences related to foreign operations	7,934		7,934				7,934
Total comprehensive loss for the period							(220,444)
Recognition of share-based compensation expenses (Notes 6, 22)	34,403					34,403	34,403
Exercise of share-based compensation (Note 22)	215	¥ 2,835				(2,620)	215
Exercise of share-based compensation (Note 22) (in units) | shares		405,349
Capital contribution from NFH	190,300					190,300	190,300
Cancelation of 0.63% of the issued and outstanding limited partnership units (Notes 1)		¥ (3,871)				3,871
Cancelation of 0.63% of the issued and outstanding limited partnership units (Notes 1) (in units) | shares		(553,190)
Equity at end of period at Dec. 31, 2019	3,340,443		76,331	(596,676)	3,679	3,711,274	3,344,122	8,171,180	¥ 91		6,302	(265,618)		¥ 235,789	8,430,405		¥ 8,406,969
Equity shares outstanding at end of period (in shares) at Dec. 31, 2019 | shares									131,356,980							26,875,000	26,875,000
Limited Partnership Capital at Dec. 31, 2019		¥ 149,514
Limited Partnership Units Outstanding at Dec. 31, 2019 | shares		24,297,021
Equity at beginning of period at Dec. 31, 2018	3,308,032		68,397	(396,235)	31,616	3,485,320	3,339,648
Limited Partnership Capital at Dec. 31, 2018		¥ 150,550					150,550	3,308,032		¥ 150,550	68,397	(396,235)	$ 31,616		3,485,320	$ 3,339,648
Limited Partnership Units Outstanding at Dec. 31, 2018 | shares		24,444,862								24,444,862						24,444,862	24,444,862
Total comprehensive loss for the period	(192,507)		7,934	(200,441)	(27,937)		(220,444)
Equity at end of period at Dec. 18, 2019								8,387,662	¥ 91		4,393	(36,713)		237,181	8,419,891		¥ 8,624,843
Equity shares outstanding at end of period (in shares) at Dec. 18, 2019 | shares									131,356,980
(Loss)/income for the period								(228,905)				(228,905)		(1,392)			(230,297)
Exchange differences related to foreign operations								1,909			1,909						1,909
Total comprehensive loss for the period								(226,996)			1,909	(228,905)		(1,392)			(228,388)
Recognition of share-based compensation expenses (Notes 6, 22)								10,514							10,514		10,514
Equity at end of period at Dec. 31, 2019	¥ 3,340,443		¥ 76,331	¥ (596,676)	¥ 3,679	¥ 3,711,274	¥ 3,344,122	¥ 8,171,180	¥ 91		¥ 6,302	¥ (265,618)		¥ 235,789	¥ 8,430,405		¥ 8,406,969
Equity shares outstanding at end of period (in shares) at Dec. 31, 2019 | shares									131,356,980							26,875,000	26,875,000
Limited Partnership Capital at Dec. 31, 2019		¥ 149,514
Limited Partnership Units Outstanding at Dec. 31, 2019 | shares		24,297,021